Acquisition of e.l.f. Cosmetics, Inc. and Subsidiaries - Additional Information (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($) Credit_Facility shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) IntangibleAsset	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Acquisition date			Jan. 31, 2014
Percentage of outstanding shares acquired	100.00%
Total purchase price	$ 271,000
Business acquisition paid in cash	239,100
Business acquisition, net of cash acquired	237,900	$ 237,891
Aggregate fair value of shares issued	30,000
Contingent consideration payable to seller	1,900		$ 1,900
Business combination funds raised for acquisition	250,000
Proceeds from credit facilities for acquisition	$ 145,000	15,250	5,500	$ 27,150
Number of credit facilities | Credit_Facility	2
Deferred financing costs	$ 5,300		$ 566	$ 3,187
Goodwill percentage of total purchase consideration			58.00%
Goodwill recognized, description			The value of goodwill was 58% of the total purchase consideration and is primarily attributable to the assembled workforce and expected future growth. The goodwill is not deductible for tax purposes.
Number of intangible assets | IntangibleAsset			3
Fair market adjustment to acquired inventory			$ 1,300
Minimum
Business Acquisition [Line Items]
Useful lives of intangible assets			3 years
Maximum
Business Acquisition [Line Items]
Useful lives of intangible assets			10 years
Customer Relationships | Minimum
Business Acquisition [Line Items]
Useful lives of intangible assets			3 years
Customer Relationships | Maximum
Business Acquisition [Line Items]
Useful lives of intangible assets			10 years
Favorable Leases | Minimum
Business Acquisition [Line Items]
Useful lives of intangible assets			27 months
Favorable Leases | Maximum
Business Acquisition [Line Items]
Useful lives of intangible assets			71 months
Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Acquisition-related costs		$ 2,800
TPG Growth II Management, LLC
Business Acquisition [Line Items]
Proceeds from issuance of shares	$ 105,000
Convertible Preferred Stock
Business Acquisition [Line Items]
Shares issued for acquisition | shares	135,041
Aggregate fair value of shares issued	$ 135,000
Convertible Preferred Stock | e.l.f. Cosmetics, Inc.
Business Acquisition [Line Items]
Shares issued for acquisition | shares	29,978
Convertible Preferred Stock | TPG Growth II Management, LLC
Business Acquisition [Line Items]
Number of shares issued | shares	105,063
Common stock
Business Acquisition [Line Items]
Shares issued for acquisition | shares	6,126
Common stock | TPG Growth II Management, LLC
Business Acquisition [Line Items]
Number of shares issued | shares	21,467